UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: August 31

Date of reporting period: August 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

WisdomTree Trust

Currency Income Funds

Annual Report

For the period ended August 31, 2008

Domestic Currency Income Fund:

WisdomTree U.S. Current Income Fund

International Currency Income Funds:

WisdomTree Dreyfus Brazilian Real Fund

WisdomTree Dreyfus Chinese Yuan Fund

WisdomTree Dreyfus Euro Fund

WisdomTree Dreyfus Indian Rupee Fund

WisdomTree Dreyfus Japanese Yen Fund

WisdomTree Dreyfus New Zealand Dollar Fund

WisdomTree Dreyfus South African Rand Fund

“WisdomTree” and “WisdomTree Investments” are marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

Letter to Shareholders (unaudited)

Dear Shareholders:

It is a pleasure to report highlights for the WisdomTree Dreyfus Currency Income Funds and the WisdomTree U.S. Current Income Fund of the WisdomTree Trust for the fiscal year ended August 31, 2008.

The Currency Income Funds represent the first products from our partnership with The Dreyfus Corporation in the area of cash, currency, and fixed income. The joint venture, announced earlier this year, leverages our collective expertise in exchange-traded funds (“ETFs”) and asset management to offer investors innovative solutions in currency and fixed income products. With 29 international equity ETFs already on the market, these new products provide a powerful complement to our existing equity product base, demonstrate WisdomTree’s innovative and extensive approach to international investing and reinforce our reputation as a forward-thinking sponsor in the ETF category.

Similar to the catalysts behind our fundamental approach to equity, we saw an investor need that was not being filled — tradable access to the global money market rates in the investment company structure. Our solution was to provide this exposure to currencies and money market rates in the fully transparent, tax efficient and convenient trading structure of the ETF.

In May and June of 2008, we launched the first ETFs that provide investors with exposure to non-U.S. currencies: the Chinese Yuan Fund (ticker symbol: CYB), the Brazilian Real Fund (ticker symbol: BZF), the Indian Rupee Fund (ticker symbol: ICN), the Euro Fund (ticker symbol: EU), the Japanese Yen Fund (ticker symbol: JYF), the South African Rand Fund (ticker symbol: SZR), and the New Zealand Dollar Fund (ticker symbol: BNZ). We also launched the WisdomTree U.S. Current Income Fund (ticker symbol: USY) to provide exposure to investments in domestic money market securities. While these listings were not the first actively managed ETFs, the Chinese Yuan Fund and the Brazilian Real Fund quickly surpassed their predecessors in becoming the largest actively managed ETFs. In very difficult market conditions, the Funds have collectively gathered nearly $500 million in assets as of August 31, 2008.

The first four Funds, the Euro Fund, Indian Rupee Fund, Brazilian Real Fund and Chinese Yuan Fund, were launched as the S&P 500 Index marked its highs for the year. The subsequent downturn in the domestic equity market, combined with the continued rise in commodities, such as oil, provided support to higher yielding currencies such as the Brazilian real and South African rand. In mid-July, concerns about global growth began to weigh on both commodities and global assets in general. Expectations for future rate hikes from global central banks faded and non-dollar currencies suffered as the Funds approached August 31, 2008.

In September, investor focus shifted from the global economic slowdown to growing distress within the financial system. The collapse of Lehman Brothers triggered a severe deterioration of liquidity within the financial system. Risk aversion soared, major financial institutions failed, and credit markets froze. Governments worldwide responded with an extensive infusion of liquidity through market operations, structured bailouts, and direct investments into the financial system. As these dynamics continue to evolve the global economy will continue to face challenges in the months ahead.

Recent market volatility emphasizes the value of daily transparency of holdings. Knowing what you hold is a simple investment tenet that is often overlooked until market conditions necessitate it. The WisdomTree ETFs offer this benefit everyday at www.wisdomtree.com.

On behalf of WisdomTree, I thank you for your investment in the newest additions to the WisdomTree family.

Best regards,

Jonathan Steinberg

President, WisdomTree Trust

CEO, WisdomTree Asset Management, Inc.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security. Fund returns are quoted at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

WisdomTree Currency Income Funds	1

Management’s Discussion of Funds’ Performance (unaudited)

Amid tightening credit markets and declines in global and domestic equities, the currencies of major U.S. trading partners depreciated 2.70%1 against the U.S. dollar and many global money market rates rose from the launch of the first four WisdomTree Dreyfus Currency Income Funds in May until the end of August 2008. By contrast, short-term U.S. rates were relatively stable over the same period; discount rates on the highest quality 90-day commercial paper rose from 2.72% to 2.87%, 3-Month Treasury Bill rates actually declined from 1.82% to 1.71%, and the Fed Funds Target rate was 2.00% from May 14, 2008 to August 31, 2008.2

On average, leading emerging currencies performed better relative to the dollar than their developed market counterparts. Several emerging market currencies, including the Brazilian real and Chinese yuan, posted gains against the dollar, while currencies of developed markets all declined against the dollar.

During this period, global central banks were wrestling with rising inflation pressures amid signs of reduced growth prospects. The central banks of developed markets, particularly Europe, also confronted increasing signs of strain in the credit market stemming from the sub-prime mortgage crisis in the U.S.

Into mid-July and August, surging prices for commodities, such as oil, and negative sentiment on the dollar supported the appreciation of both higher-yielding currencies and currencies that exported commodities (relative to the dollar). Central banks around the emerging market world were lifting interest rates in order to stem burgeoning inflation pressures. Currencies underpinned by commodity-driven economies, such as Brazil and South Africa, performed well during this period, while currencies of commodity-dependent economies, such as India, performed poorly. Investors engaged in carry-trade strategies3, boosting the value of higher-yielding currencies while pressuring the value of the currencies used for borrowing, most notably the Japanese yen. The euro also appreciated against the dollar and yen as the market anticipated additional interest rate hikes by the European Central Bank.

Market conditions reversed later in the summer as markets began to price in a higher prospect of a slowdown in global growth. Commodity prices declined sharply and the currencies of commodity-dominant countries fell relative to the dollar. Despite growing signs of impairment for U.S. credit markets, the dollar appreciated against the euro on weakness in commodities (most of which are typically traded in dollars and deterioration in European economic statistics. Risk aversion increased within the market and the Japanese yen appreciated relative to other currencies as carry trades were reversed.

Movements in the Chinese yuan relative to the dollar hinted at these emerging dynamics in the global economy, but largely focused on potential shifts in currency policy sentiment within Chinese government.

In late May and June, market participants priced in expectations of future yuan appreciation relative to the dollar, triggering larger moves in the forward contracts than the underlying currency which is heavily regulated by the Chinese government. These expectations of measured but consistent appreciation of the yuan (relative to the dollar), however, wavered, when Chinese policy makers began debating the impact of a rising yuan on its exporters. As debate about the policy implications of the yuan intensified, market expectations for near-term appreciation in the yuan faded.

Since their inception, the WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), the WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), and the WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”) generated positive total returns. The WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”) produced a modest loss, while the WisdomTree Dreyfus Euro Fund (“Euro Fund”), the WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), and the WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”) posted declines in net asset value (“NAV”) exceeding 3.00%. The WisdomTree U.S. Current Income Fund (”U.S. Current Income Fund”) posted a 0.60% return on NAV.

2	WisdomTree Currency Income Funds

Management’s Discussion of Funds’ Performance (unaudited) (continued)

With the exception of the Chinese Yuan Fund, the Funds generated performance on NAV which exceeded the return suggested by movements in the underlying currency alone. This is a result of the interest income from the Funds’ underlying cash investments and the Funds’ investment in forward currency contracts. The return on NAV for the Brazilian Real Fund exceeded the return generated by movements in the real/dollar by 3.34% since the Fund’s inception on May 14, 2008. Over a shorter time period (June 25, 2008 launch), the New Zealand Dollar Fund and the South African Rand Fund generated returns on NAV exceeding their currency returns by 2.08% and 1.40%, respectively.

While the Funds are actively managed and do not track an index, we utilize third-party benchmarks, in a manner similar to mutual funds, to gauge our performance on a periodic basis. For the Brazilian Real, Chinese Yuan, Indian Rupee, and the South African Rand Funds, we use the AIG Emerging Markets Foreign Exchange Total Return Sub-Indices for each country. The indices combine U.S. cash investments with a weighted basket of one to three month forward currency contracts. For the Euro, Japanese Yen, New Zealand Dollar, and U.S. Current Income Funds, we used the Merrill Lynch One-Month LIBID Constant Maturity Indices to represent the return of investments in one-month bank deposits. The Funds posted comparable returns to these benchmarks. The Indian Rupee Fund outperformed its benchmark by 0.37%. The Chinese Yuan Fund, the New Zealand Dollar Fund, and the U.S. Current Income Fund were within 0.04% of their respective benchmark returns. The Euro, Japanese Yen, and Brazilian Real Fund posted returns of that were 0.36%, 0.16%, and 0.33% under the performance of their comparable AIG Sub Indices. The South African Rand Fund posted a return of 4.97%. This was less than the comparable AIG Emerging Market Foreign Exchange South African Rand Total Return Sub-Index of 6.62%.

Given the tightness in credit markets, the Funds benefited for the conservative approach of the manager in terms of credit selection. Investments in commercial paper were largely limited to the highest rated commercial paper and sizable liquidity positions were maintained in agency overnight discount notes to facilitate funding redemptions without the liquidation of securities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio manager’s view is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

AIG Emerging Markets Foreign Exchange Indexes track the performance of the combination of U.S. cash with an equally weighted basket of one-month, two-month, and three-month non-deliverable forward contracts. The combination provides an exposure that is economically similar to a direct investment in local money markets.

AIG Emerging Market Foreign Exchange Chinese Yuan Total Return Sub-Index:

The total return index tracks the return from buying the Chinese Yuan on an outright basis against the forward value of a notional U.S. Dollar amount.

AIG Emerging Market Foreign Exchange Indian Rupee Total Return Sub-Index:

The total return index tracks the return from buying the Indian Rupee on an outright basis against the forward value of a notional U.S. Dollar amount.

AIG Emerging Market Foreign Exchange South African Rand Total Return Sub-Index:

The total return index tracks the return from buying the South African Rand on an outright basis against the forward value of a notional U.S. Dollar amount.

AIG Emerging Market Foreign Exchange Brazilian Real Total Return Sub-Index:

The AIG-Emerging Market Foreign Exchange indices are designed to be investable benchmark indices for a series of tradable emerging market currencies. The total return index tracks the return from buying the Brazilian Real on an outright basis against the forward value of a notional U.S. Dollar amount.

WisdomTree Currency Income Funds	3

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index:

Merrill Lynch Euro Currency, One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month Euro-denominated bank deposits.

Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index:

Merrill Lynch Japanese Yen, One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month Yen-denominated bank deposits.

Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index:

Merrill Lynch New Zealand Dollar one-month LIBID Constant Maturity Index tracks a consistent investment in one-month. New Zealand Dollar-denominated bank deposits.

Merrill Lynch U.S. Dollar One-Month LIBID Constant Maturity Index:

Merrill Lynch U.S. Dollar, One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month U.S. bank deposits.

LIBID is the London Interbank Bid Rate or the rate at which banks are willing to borrow for a discrete period of time.

Return on the Underlying Currency Relative to the Dollar

New Zealand Dollar; South African Rand; Brazilian Real; EURO; Japanese Yen

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of the period spot rate. Source: WM Reuters London closing rates.

Chinese Yuan; Indian Rupee

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of the period spot rate. Source: Tullett Prepon Singapore closing rates.

[1]

Trade-Weighted USD dollar Index: Broad Index is a weighted average of foreign exchange values of the U.S. dollar against the currencies of a large group of major U.S. trading partners. Source: Federal Reserve.

[2]	Source: Bloomberg. Commercial paper is the rate for 90-day dealer placed top tier commercial paper.

[3]	Carry trade strategies are strategies which involve borrowing in lower yielding currency, such as the Japanese yen, to invest in a higher yielding currency, such as New Zealand dollar.

4	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree U.S. Current Income Fund

Investment Breakdown† as of 8/31/08

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/08

Description	% of Net Assets
Federal Home Loan Bank, 1.95%, 9/02/08	49.4%
Kredietbank North American Financial, 2.62%, 10/20/08	5.2%
Danske Corp., 2.45%, 9/26/08	5.0%
Intesa Funding LLC, 2.45%, 9/26/08	4.7%
Prudential PLC, 2.65%, 10/10/08	4.2%
Santander Centro Hispanic, Inc., 2.51%, 9/30/08	4.0%
Bank of America Corp., 2.50%, 10/06/08	4.0%
ANZ National International Ltd., 2.50%, 10/03/08	3.7%
CBA Finance, 2.48%, 10/07/08	3.7%
AIG Funding, Inc., 2.50%, 9/02/08	3.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

The WisdomTree U.S. Current Income Fund (ticker symbol: USY) seeks to earn current income while preserving capital and maintaining liquidity by investing primarily in very short-term, high-quality money market instruments denominated in U.S. dollars. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree U.S. Current Income Fund returned 0.60% on net asset value (“NAV”) since its inception on May 20, 2008 (for more complete performance information please see below).

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.25%.

Performance as of 8/31/08

	3-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	0.52%	N/A	N/A	N/A	0.60%
Market Price Returns††	0.57%	N/A	N/A	N/A	0.69%
Merrill Lynch U.S. Dollar One-Month LIBID Constant Maturity Index	0.60%	3.82%	3.44%	3.75%	0.66%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 20, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	5

Performance Summary (unaudited)

WisdomTree Dreyfus Brazilian Real Fund

Investment Breakdown† as of 8/31/08

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/08

Description	% of Net Assets
Federal Home Loan Bank, 1.95%, 9/02/08	24.6%
Toronto Dominion Holding USA, 2.38%, 9/05/08	3.9%
Royal Bank of Scotland, 2.61%, 9/26/08	3.3%
AIG Funding, Inc., 2.50, 9/02/08	3.1%
Svenka Handelsbanken, Inc., 2.58%, 10/03/08	2.7%
ABN AMRO N.A. Finance, Inc., 2.46%, 9/08/08	2.4%
Westpac Banking Corp., 2.48%, 10/03/08	2.2%
Santander Centro Hispanic, Inc., 2.65%, 9/30/08	2.0%
BNP Paribas Finance, Inc., 2.65%, 9/18/08	1.8%
ING Funding LLC, 2.58%, 10/06/08	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

The WisdomTree Dreyfus Brazilian Real Fund (ticker symbol: BZF) seeks to earn current income reflective of money market rates in Brazil available to foreign investors, and to provide exposure to movements in the Brazalian Real relative to the U.S. Dollar. The Brazilian Real is a developing market currency which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Brazilian Real Fund returned 5.08% on net asset value (“NAV”) since its inception on May 14, 2008 (for more complete performance information please see below). The Fund outperformed the change in its spot currency rates by 3.33%, as a result of the interest income by the underlying cash investments and the implied income return embedded in the forward rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/08

	3-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	2.72%	N/A	N/A	N/A	5.08%
Market Price Returns††	2.16%	N/A	N/A	N/A	3.72%
Brazilian Real	-0.15%	N/A	N/A	N/A	1.74%
AIG Emerging Market Foreign Exchange Brazilian Real Total Return Sub-Index	2.62%	32.50%	29.70%	14.03%	5.41%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund

Investment Breakdown† as of 8/31/08

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/08

Description	% of Net Assets
Federal Home Loan Bank, 1.95%, 9/02/08	24.9%
Toronto Dominion Holding USA, 2.38%, 9/05/08	3.4%
Royal Bank of Canada, 2.44%, 10/20/08	3.3%
ANZ National International Ltd., 2.70%, 10/03/08	2.7%
Westpac Banking Corp., 2.66%, 09/18/08	2.5%
Kredietbank North American Financial, 2.62%, 10/20/08	2.5%
AIG Funding, Inc., 2.50%, 9/02/08	2.3%
Svenka Handelsbanken, Inc., 2.58%, 10/03/08	2.0%
Lloyds TSB Bank, 2.52%, 9/02/08	1.9%
UBS Finance LLC, 2.50%, 9/10/08	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

The WisdomTree Dreyfus Chinese Yuan Fund (ticker symbol: CYB) seeks to earn current income reflective of money market rates in China available to foreign investors, and to provide exposure to movements in the Chinese Yuan relative to the U.S. Dollar. The Chinese Yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Chinese Yuan Fund returned 2.09% on net asset value (“NAV”) since its inception on May 14, 2008 (for more complete performance information please see below). The Fund underperformed the change in spot currency rates by 0.20%, as a result of the modest expectations of appreciation priced into the forwards.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/08

	3-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	0.91%	N/A	N/A	N/A	2.09%
Market Price Returns††	0.63%	N/A	N/A	N/A	1.15%
Chinese Yuan	1.57%	N/A	N/A	N/A	2.31%
AIG Emerging Market Foreign Exchange Chinese Yuan Total Return Sub-Index	1.13%	7.25%	2.82%	4.72%	2.12%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	7

Performance Summary (unaudited)

WisdomTree Dreyfus Euro Fund

Investment Breakdown† as of 8/31/08

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/08

Description	% of Net Assets
Royal Bank of Scotland PLC, 4.25%, 9/03/08	17.4%
UBS AG, 4.30%, 9/03/08	17.4%
Barclays PLC, 4.10%, 9/03/08	17.4%
Barclays PLC, 4.15%, 9/03/08	13.8%
Citibank, 4.00%, 9/02/08	13.8%
UBS AG, 4.40%, 9/18/08	13.8%
Royal Bank of Scotland PLC, 4.27%, 9/03/08	13.8%
French Treasury Bill, 4.12%, 9/18/08	11.5%
Dutch Treasury Certificate, 4.24%, 11/28/08	11.4%
Bundesschatzanweisungen, 3.50%, 9/12/08	5.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

The WisdomTree Dreyfus Euro Fund (ticker symbol: EU) seeks to earn current income reflective of money market rates within the European Union available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Euros. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Euro Fund returned -3.87% on net asset value (“NAV”) since its inception on May 14, 2008 (for more complete performance information please see below). The Fund outperformed the change in its spot currency rates by a 0.98%, as a result of the interest income by the underlying cash investments and the implied income return embedded in the forward rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 8/31/08

	3-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	-4.56%	N/A	N/A	N/A	-3.87%
Market Price Returns††	-4.91%	N/A	N/A	N/A	-4.19%
EURO	-5.26%	N/A	N/A	N/A	-4.75%
Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index	-4.21%	12.74%	9.10%	6.10%	-3.51%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Indian Rupee Fund

Investment Breakdown† as of 8/31/08

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/08

Description	% of Net Assets
Federal Home Loan Bank, 1.95%, 9/02/08	28.6%
AIG Funding, Inc., 2.52%, 9/02/08	3.6%
ABN AMRO N.A. Finance, Inc., 2.46%, 9/08/08	3.6%
Bank of America Corp., 2.58%, 9/08/08	3.6%
Intesa Funding LLC, 2.75%, 9/09/08	3.6%
Santander Centro Hispanic, Inc., 2.40%, 9/15/08	3.6%
Danske Corp., 2.45%, 9/22/08	3.6%
Royal Bank of Scotland, 2.61%, 9/26/08	3.6%
Westpac Banking Corp., 2.48%, 10/03/08	3.6%
Nordea North America, 2.52%, 10/03/08	3.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

The WisdomTree Dreyfus Indian Rupee Fund (ticker symbol: ICN) seeks to earn current income reflective of money market rates in India available to foreign investors, and to provide exposure to movements in the Indian Rupee relative to the U.S. Dollar. The Indian Rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Indian Rupee Fund returned -0.89% on net asset value (“NAV”) since its inception on May 14, 2008 (for more complete performance information please see below). The Fund outperformed the change in its spot currency rates by 2.27%, as a result of the interest income by the underlying cash investments and the implied income return embedded in the forward rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/08

	3-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	-1.33%	N/A	N/A	N/A	-0.89%
Market Price Returns††	-2.04%	N/A	N/A	N/A	-1.65%
Indian Rupee	-3.14%	N/A	N/A	N/A	-3.16%
AIG Emerging Market Foreign Exchange Indian Rupee Total Return Sub-Index	-1.19%	0.14%	6.90%	8.78%	-1.26%
††	Performance of less than one year is cumulative.

[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	9

Performance Summary (unaudited)

WisdomTree Dreyfus Japanese Yen Fund

Investment Breakdown† as of 8/31/08

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/08

Description	% of Net Assets
UBS AG, 0.50%, 9/04/08	21.6%
Mizuho International PLC, 0.55%, 9/03/08	21.6%
Barclays PLC, 0.38%, 9/04/08	21.6%
Royal Bank of Scotland, 0.53%, 9/02/08	17.8%
Japan Financing Bill, 0.53%, 9/22/08	11.4%
Japan Financing Bill, 0.53%, 9/10/08	10.9%
Barclays PLC, 0.35%, 9/05/08	8.3%
Mizuho International PLC, 0.55%, 9/05/08	8.3%
UBS AG, 0.55%, 9/18/08	8.3%
Export Development Canada, 0.88%, 9/22/08	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

The WisdomTree Dreyfus Japanese Yen Fund (ticker symbol: JYF) seeks to earn current income reflective of money market rates in Japan available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Japanese Yen. Although the Fund invests in very short-term, investment grade instruments, the Fund is not “money market” a fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Japanese Yen Fund returned -4.87% on net asset value (“NAV”) since its inception on May 21, 2008 (for more complete performance information please see below). The Fund tracked changes in the underlying currency and underperformed its benchmark, the Merrill Lynch Japanese Yen 1-Month LIBID Constant Maturity Index, by 0.16%.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 8/31/08

	3-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	-2.73%	N/A	N/A	N/A	-4.87%
Market Price Returns††	-2.93%	N/A	N/A	N/A	-5.14%
Japanese Yen	-2.73%	N/A	N/A	N/A	-4.86%
Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index	-2.59%	7.47%	1.69%	2.84%	-4.71%
††	Performance of less than one year is cumulative.

[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 21, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund

Investment Breakdown† as of 8/31/08

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/08

Description	% of Net Assets
Federal Home Loan Bank, 1.95%, 9/02/08	29.7%
Lloyds TSB Bank, 2.52%, 9/02/08	4.2%
AIG Funding, Inc., 2.52%, 9/02/08	4.2%
Royal Bank of Canada, 2.50%, 9/03/08	4.2%
Bank of America Corp., 2.69%, 9/09/08	4.2%
ABN AMRO N.A. Finance, Inc., 2.30%, 9/18/08	4.2%
Bank of Scotland, 2.50%, 9/22/08	4.2%
ING Funding LLC, 2.57%, 9/26/08	4.2%
Royal Bank of Scotland, 2.35%, 9/24/08	4.2%
UBS Finance LLC, 2.50%, 9/25/08	4.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

The WisdomTree Dreyfus New Zealand Dollar Fund (ticker symbol: BNZ) seeks to earn current income reflective of money market rates in New Zealand available to foreign investors, and to provide exposure to movements in the New Zealand Dollar relative to the U.S. Dollar. The New Zealand Dollar is a developed market currency, which can experience periods of significant volatility. Although each fund invests in very short-term, investment grade instruments, the funds are not “money market” funds and it is not the objective of the funds to maintain a constant share price.

The WisdomTree Dreyfus New Zealand Dollar Fund returned -5.62% on net asset value (“NAV”) since its inception on June 25, 2008 (for more complete performance information please see below). The Fund outperformed the change in its spot currency rates by 1.40%, as a result of the interest income by the underlying cash investments and the implied income return embedded in the forward rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/08

	3-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	N/A	N/A	N/A	N/A	-5.62%
Market Price Returns††	N/A	N/A	N/A	N/A	-6.58%
New Zealand Dollar	N/A	N/A	N/A	N/A	-7.02%
Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index	-8.25%	9.13%	11.62%	10.13%	-5.58%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	11

Performance Summary (unaudited)

WisdomTree Dreyfus South African Rand Fund

Investment Breakdown† as of 8/31/08

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/08

Description	% of Net Assets
Federal Home Loan Bank, 1.95%, 9/02/08	26.3%
Lloyds TSB Bank, 2.52%, 9/02/08	3.8%
AIG Funding, Inc., 2.52%, 9/02/08	3.8%
Royal Bank of Canada, 2.50%, 9/03/08	3.8%
Bank of America Corp., 2.69%, 9/09/08	3.8%
ABN AMRO N.A. Finance, Inc., 2.30%, 9/18/08	3.8%
Bank of Scotland, 2.50%, 9/22/08	3.8%
Royal Bank of Scotland, 2.35%, 9/24/08	3.8%
UBS Finance LLC, 2.50%, 9/25/08	3.8%
Societe Generale North America, Inc., 2.65%, 9/25/08	3.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

The WisdomTree Dreyfus South African Rand Fund (ticker symbol: SZR) seeks to earn current income reflective of money market rates in South Africa available to foreign investors, and to provide exposure to movements in the South African Rand relative to the U.S. Dollar. The South African Rand is a developing market currency, which can experience periods of significant volatility. Although each fund invests in very short-term, investment grade instruments, the funds are not “money market” funds and it is not the objective of the funds to maintain a constant share price.

The WisdomTree Dreyfus South African Rand Fund returned 4.97% on net asset value (“NAV”) since its inception on June 25, 2008 (for more complete performance information please see below). The Fund outperformed the change in its spot currency rates by a 2.09%, as a result of the interest income by the underlying cash investments and the implied income return embedded in the forward rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/08

	3-Month	1 Year	5 Year	10 Year	Since Fund Inception[1]
NAV Returns††	N/A	N/A	N/A	N/A	4.97%
Market Price Returns††	N/A	N/A	N/A	N/A	4.36%
South African Rand	N/A	N/A	N/A	N/A	2.89%
AIG Emerging Market Foreign Exchange South African Rand Total Return Sub-Index	2.19%	4.07%	8.22%	9.36%	6.62%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12	WisdomTree Currency Income Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period for WisdomTree U.S. Current Income Fund from May 20, 2008* to August 31, 2008; WisdomTree Dreyfus Euro Fund, WisdomTree Dreyfus Brazilian Real Fund, WisdomTree Dreyfus Chinese Yuan Fund and WisdomTree Dreyfus Indian Rupee Fund from May 14, 2008* to August 31, 2008; WisdomTree Dreyfus Japanese Yen Fund from May 21, 2008* to August 31, 2008; and WisdomTree Dreyfus New Zealand Dollar Fund and WisdomTree Dreyfus South African Rand Fund from June 25, 2008* to August 31, 2008.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 3/01/08 to 8/31/08” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

*	Commencement of investment operations.

WisdomTree Currency Income Funds	13

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 3/01/08	Ending Account Value 8/31/08	Annualized Expense Ratio Based on the Period 3/01/08 to 8/31/08	Expenses Paid During the Period† 3/01/08 to 8/31/08
WisdomTree U.S. Current Income Fund*
Actual	$1,000.00	$1,006.02	0.25%	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	0.25%	$1.26
WisdomTree Dreyfus Brazilian Real Fund**
Actual	$1,000.00	$1,050.81	0.45%	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
WisdomTree Dreyfus Chinese Yuan Fund**
Actual	$1,000.00	$1,020.91	0.45%	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
WisdomTree Dreyfus Euro Fund**
Actual	$1,000.00	$961.26	0.35%	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	0.35%	$1.77
WisdomTree Dreyfus Indian Rupee Fund**
Actual	$1,000.00	$991.09	0.45%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
WisdomTree Dreyfus Japanese Yen Fund***
Actual	$1,000.00	$951.28	0.35%	$0.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	0.35%	$1.77
WisdomTree Dreyfus New Zealand Dollar Fund****
Actual	$1,000.00	$943.84	0.45%	$0.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
WisdomTree Dreyfus South African Rand Fund****
Actual	$1,000.00	$1,049.70	0.45%	$0.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period) except for actual return information which reflects the 104 day period for WisdomTree U.S. Current Income Fund, 110 day period for WisdomTree Dreyfus Euro Fund, WisdomTree Dreyfus Brazilian Real Fund, WisdomTree Dreyfus Chinese Yuan Fund and WisdomTree Dreyfus Indian Rupee Fund, 103 day period for WisdomTree Dreyfus Japanese Yen Fund and 68 day period for WisdomTree Dreyfus New Zealand Dollar Fund and WisdomTree Dreyfus South African Rand Fund, respectively.

*	Commencement of investment operations for the WisdomTree U.S. Current Income Fund is May 20, 2008.

**	Commencement of investment operations for the WisdomTree Dreyfus Euro Fund, WisdomTree Dreyfus Brazilian Real Fund, WisdomTree Dreyfus Chinese Yuan Fund and WisdomTree Dreyfus Indian Rupee Fund is May 14, 2008.

***	Commencement of investment operations for the WisdomTree Dreyfus Japanese Yen Fund is May 21, 2008.

****	Commencement of investment operations for the WisdomTree Dreyfus New Zealand Dollar Fund and WisdomTree Dreyfus South African Rand Fund is June 25, 2008.

14	WisdomTree Currency Income Funds

Schedule of Investments

WisdomTree U.S. Current Income Fund

August 31, 2008

Investments	Principal Amount	Value

COMMERCIAL PAPER – 95.5%
Banks – 48.1%
ANZ National International Ltd.
2.50%, 9/08/08*	$700,000	$699,611
2.50%, 10/03/08*	750,000	748,281
Bank of America Corp.
2.58%, 9/22/08*	250,000	249,606
2.50%, 10/06/08*	800,000	798,000
Bank of Scotland
2.64%, 9/05/08*	700,000	699,743
2.65%, 10/06/08*	500,000	498,675
Intesa Funding LLC
2.45%, 9/26/08*	950,000	948,320
Lloyds TSB Bank
2.58%, 10/10/08*	700,000	697,993
National Australia Funding
2.51%, 9/08/08*	700,000	699,610
Royal Bank of Scotland
2.60%, 9/26/08*	700,000	698,686
Societe Generale North America, Inc.
2.46%, 9/10/08*	209,000	208,857
2.60%, 9/25/08*	700,000	698,736
Svenka Handelsbanken, Inc.
2.58%, 10/03/08*	350,000	349,172
UBS Finance LLC
2.51%, 9/02/08*	350,000	349,951
2.55%, 9/30/08*	350,000	349,256
Westpac Banking Corp.
2.60%, 9/18/08*	350,000	349,545
2.48%, 10/03/08*	350,000	349,204
2.50%, 10/07/08*(1)	250,000	249,358

Total Banks		9,642,604
Financial – 47.4%
ABN AMRO N.A. Finance, Inc.
2.30%, 9/18/08*	700,000	699,195
AIG Funding, Inc.
2.50%, 9/02/08*	700,000	699,903
BNP Paribas Finance, Inc.
2.42%, 9/18/08*	300,000	299,637
2.59%, 9/30/08*	250,000	249,461
2.50%, 10/02/08*	300,000	299,333
CBA Finance
2.57%, 9/26/08*	700,000	698,699
2.48%, 10/07/08*	750,000	748,085
Danske Corp.
2.45%, 9/26/08*(1)	1,000,000	998,231
ING Funding LLC
2.65%, 9/05/08*	700,000	699,742
2.57%, 10/07/08*	350,000	349,076
JP Morgan Chase & Co.
2.30%, 9/03/08*	650,000	649,875
Kredietbank North American Financial
2.50%, 9/22/08*	400,000	399,389
2.62%, 10/20/08*	1,050,000	1,046,180
Prudential PLC
2.65%, 10/10/08*(1)	850,000	847,497

Investments	Principal Amount	Value

Santander Centro Hispanic, Inc.
2.51%, 9/30/08*	$800,000	$798,329

Total Financial		9,482,632
TOTAL COMMERCIAL PAPER (Cost: $19,126,501)		19,125,236
U. S. GOVERNMENT AGENCIES & OBLIGATIONS – 49.4%
Sovereign Agency — 49.4%
Federal Home Loan Bank
1.95%, 9/02/08*
(Cost: $9,899,464)	9,900,000	9,898,928
TOTAL INVESTMENTS IN SECURITIES – 144.9% (Cost: $29,025,965)		29,024,164
Liabilities in Excess of Other Assets – (44.9)%		(9,001,939)

NET ASSETS – 100.0%		$20,022,225
*	Interest rate shown reflects the discount rate at time of purchase.

(1)

Security exempt from registration under Rule 144A or 4(2) of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At August 31, 2008, the aggregate value of these securities amounted to $2,095,086 representing 10.5% of net assets.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	15

Schedule of Investments

WisdomTree Dreyfus Brazilian Real Fund

August 31, 2008

Investments	Principal Amount	Value

COMMERCIAL PAPER – 79.9%
Banks – 46.5%
ANZ National International Ltd.
2.50%, 9/08/08*(1)	$800,000	$799,556
2.70%, 10/03/08*(1)	1,050,000	1,047,319
Bank of America Corp.
2.58%, 9/08/08*	350,000	349,789
2.69%, 9/09/08*	350,000	349,765
2.66%, 9/11/08*	350,000	349,705
2.70%, 9/15/08*	350,000	349,611
2.53%, 9/19/08*	1,400,000	1,397,998
2.53%, 9/22/08*	1,375,000	1,372,875
Bank of Scotland
2.64%, 9/05/08*	700,000	699,743
2.60%, 9/22/08*	900,000	898,549
2.73%, 10/09/08*	925,000	922,268
2.77%, 10/17/08*	1,050,000	1,046,173
Intesa Funding LLC
2.75%, 9/09/08*	1,400,000	1,399,060
2.52%, 9/26/08*	1,550,000	1,547,124
2.73%, 10/01/08*	1,050,000	1,047,545
2.61%, 10/03/08*	650,000	648,445
Lloyds TSB Bank
2.51%, 9/02/08*	1,800,000	1,799,749
2.37%, 9/09/08*	1,900,000	1,898,874
National Australia Funding
2.62%, 9/08/08*(1)	2,100,000	2,098,766
2.51%, 9/22/08*(1)	550,000	549,113
2.67%, 10/02/08*(1)	875,000	872,875
2.74%, 10/17/08*(1)	1,200,000	1,195,627
Royal Bank of Canada
2.50%, 9/03/08*	2,142,000	2,141,554
2.44%, 10/20/08*	1,400,000	1,394,779
Royal Bank of Scotland
2.80%, 9/08/08*	525,000	524,687
2.61%, 9/26/08*	4,075,000	4,067,334
Skandinaviska Enskilda Banken
2.67%, 9/10/08*(1)	1,525,000	1,523,869
2.64%, 10/03/08*(1)	1,700,000	1,695,613
Societe Generale North America, Inc.
2.62%, 9/12/08*	1,175,000	1,173,973
2.64%, 9/19/08*	825,000	823,840
2.65%, 9/25/08*	850,000	848,436
2.67%, 10/07/08*	1,500,000	1,500,045
Svenka Handelsbanken, Inc.
2.57%, 9/10/08*	350,000	349,775
2.75%, 9/18/08*	1,000,000	998,657
2.58%, 10/03/08*	3,300,000	3,292,196
Toronto Dominion Holding USA
2.38%, 9/05/08*(1)	4,700,000	4,698,447
UBS Finance LLC
2.56%, 9/02/08*	2,050,000	2,049,711
2.47%, 9/08/08*	550,000	549,698
2.50%, 9/10/08*	1,300,000	1,299,097
2.45%, 9/15/08*	375,000	374,617

Investments	Principal Amount	Value

Westpac Banking Corp.
2.67%, 9/18/08*(1)	$1,950,000	$1,947,427
2.48%, 10/03/08*(1)	2,700,000	2,693,862

Total Banks		56,588,146
Financial – 33.4%
ABN AMRO N.A. Finance, Inc.
2.46%, 9/08/08*	2,900,000	2,898,415
2.30%, 9/18/08*	1,400,000	1,398,390
AIG Funding, Inc.
2.50%, 9/02/08*	3,800,000	3,799,471
2.65%, 9/22/08*	600,000	599,033
BNP Paribas Finance, Inc.
2.58%, 9/15/08*	1,000,000	998,901
2.65%, 9/18/08*	2,250,000	2,246,994
2.59%, 9/30/08*	800,000	798,277
2.69%, 10/07/08*	300,000	299,178
2.61%, 10/08/08*	100,000	99,718
CBA Finance
2.63%, 9/10/08*	175,000	174,870
2.75%, 9/15/08*	675,000	674,258
2.60%, 9/30/08*	550,000	548,775
2.64%, 10/06/08*	725,000	723,083
2.65%, 10/07/08*	700,000	698,081
2.60%, 11/03/08*	1,500,000	1,492,663
Danske Corp.
2.60%, 9/08/08*(1)	500,000	499,702
2.48%, 9/11/08*(1)	1,000,000	999,244
2.45%, 9/22/08*(1)	350,000	349,476
2.61%, 9/30/08*(1)	2,150,000	2,145,241
2.69%, 10/16/08*(1)	700,000	697,545
ING Funding LLC
2.57%, 9/03/08*	200,000	199,957
2.57%, 9/15/08*	900,000	899,011
2.58%, 10/06/08*	2,200,000	2,194,335
2.67%, 10/15/08*	700,000	697,640
Kredietbank North American Financial
2.59%, 9/03/08*	1,750,000	1,749,598
2.43%, 9/16/08*	1,000,000	998,920
2.62%, 10/20/08*	1,000,000	996,361
Nordea North America
2.45%, 9/03/08*	175,000	174,960
2.53%, 9/08/08*	1,300,000	1,299,216
2.52%, 9/09/08*	700,000	699,530
2.64%, 9/25/08*	550,000	548,956
2.52%, 10/03/08*	1,200,000	1,197,228
2.66%, 11/05/08*	700,000	696,458
Rabobank USA
2.54%, 9/03/08*	500,000	499,894
2.50%, 9/29/08*	1,000,000	997,986
Santander Centro Hispanic, Inc.
2.49%, 9/15/08*	2,050,000	2,047,883
2.75%, 9/17/08*	175,000	174,780
2.65%, 9/30/08*	2,500,000	2,494,480

Total Financial		40,708,508

See Notes to Financial Statements.

16	WisdomTree Currency Income Funds

Schedule of Investments (concluded)

WisdomTree Dreyfus Brazilian Real Fund

August 31, 2008

Investments	Principal Amount	Value

TOTAL COMMERCIAL PAPER (Cost: $97,301,620)		$97,296,654
U. S. GOVERNMENT AGENCIES & OBLIGATIONS – 24.6%
Sovereign Agency – 24.6%
Federal Home Loan Bank
1.95%, 9/02/08*
(Cost: $29,998,375)	$30,000,000	29,996,750
TOTAL INVESTMENTS IN SECURITIES – 104.5% (Cost: $127,299,995)		127,293,404
Liabilities in Excess of Cash and Other Assets – (4.5)%		(5,553,109)

NET ASSETS – 100.0%		$121,740,295
*	Interest rate shown reflects the discount rate at time of purchase.

(1)

Security exempt from registration under Rule 144A or 4(2) of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At August 31, 2008, the aggregate value of these securities amounted to $23,813,682 representing 19.6% of net assets.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	17

Schedule of Investments

WisdomTree Dreyfus Chinese Yuan Fund

August 31, 2008

Investments	Principal Amount	Value

COMMERCIAL PAPER – 76.4%
Banks – 43.7%
ANZ National International Ltd.
2.70%, 10/03/08*	$7,650,000	$7,630,466
Bank of America Corp.
2.54%, 9/03/08*	1,500,000	1,499,656
2.58%, 9/08/08*	350,000	349,789
2.69%, 9/09/08*	950,000	949,362
2.65%, 9/12/08*	300,000	299,720
2.53%, 9/19/08*	1,150,000	1,148,374
2.50%, 9/22/08*	1,215,000	1,213,144
2.69%, 10/06/08*	800,000	797,885
Bank of Scotland
2.64%, 9/05/08*	535,000	534,804
2.85%, 9/11/08*	1,250,000	1,248,947
2.65%, 9/19/08*	900,000	898,744
2.63%, 9/22/08*	1,600,000	1,597,421
2.75%, 10/06/08*	1,100,000	1,097,092
2.62%, 10/09/08*	2,425,000	2,418,128
2.66%, 10/22/08*	3,500,000	3,486,552
Intesa Funding LLC
2.75%, 9/09/08*	4,650,000	4,646,878
2.62%, 9/15/08*	350,000	349,618
2.45%, 9/26/08*	1,000,000	998,231
2.73%, 10/01/08*	2,100,000	2,095,091
2.61%, 10/03/08*	2,000,000	1,995,215
Lloyds TSB Bank
2.52%, 9/02/08*	5,500,000	5,499,230
2.37%, 9/09/08*	100,000	99,941
2.58%, 10/10/08*	2,550,000	2,542,690
National Australia Funding
2.68%, 9/08/08*	800,000	799,523
2.66%, 10/02/08*	3,300,000	3,291,985
2.74%, 10/17/08*	4,800,000	4,782,507
Royal Bank of Canada
2.44%, 10/20/08*	9,500,000	9,464,569
Royal Bank of Scotland
2.80%, 9/08/08*	1,175,000	1,174,299
2.72%, 9/16/08*	850,000	848,990
2.75%, 9/24/08*	2,900,000	2,894,866
2.61%, 9/26/08*	1,725,000	1,721,748
2.62%, 10/03/08*	3,000,000	2,992,795
Skandinaviska Enskilda Banken
2.67%, 9/10/08*	1,625,000	1,623,795
2.64%, 10/03/08*	3,400,000	3,391,227
Societe Generale North America, Inc.
2.75%, 9/09/08*	400,000	399,734
2.85%, 9/10/08*	350,000	349,740
2.74%, 9/12/08*	2,600,000	2,597,654
2.62%, 9/18/08*	1,000,000	998,690
2.65%, 9/19/08*	250,000	249,639
2.65%, 9/25/08*	2,200,000	2,195,951
2.67%, 10/07/08*	2,800,000	2,800,085
Svenka Handelsbanken, Inc.
2.39%, 9/04/08*	300,000	299,920
2.57%, 9/10/08*	350,000	349,775
2.75%, 9/18/08*	2,500,000	2,496,643

Investments	Principal Amount	Value

2.58%, 10/03/08*	$5,710,000	$5,696,496
2.59%, 10/21/08*	200,000	199,242
Toronto Dominion Holding USA
2.38%, 9/05/08*	9,800,000	9,796,759
UBS Finance LLC
2.66%, 9/02/08*	1,400,000	1,399,797
2.50%, 9/10/08*	5,365,000	5,361,277
2.46%, 9/15/08*	1,155,000	1,153,816
2.93%, 9/25/08*	300,000	299,437
2.55%, 10/06/08*	1,500,000	1,496,183
Westpac Banking Corp.
2.66%, 9/18/08*	7,150,000	7,140,468
2.48%, 10/03/08*	2,800,000	2,793,635

Total Banks		124,458,223
Financial – 32.7%
ABN AMRO N.A. Finance, Inc.
2.46%, 9/08/08*	4,000,000	3,997,813
2.30%, 9/18/08*	4,700,000	4,694,595
AIG Funding, Inc.
2.50%, 9/02/08*	6,500,000	6,499,097
2.65%, 9/22/08*	3,500,000	3,494,358
BNP Paribas Finance, Inc.
2.61%, 9/15/08*	1,650,000	1,648,186
2.69%, 9/18/08*	2,515,000	2,511,623
2.59%, 9/30/08*	4,600,000	4,590,091
2.59%, 10/08/08*	2,000,000	1,994,532
CBA Finance
2.60%, 9/08/08*	1,300,000	1,299,249
2.63%, 9/10/08*	588,000	587,563
2.78%, 9/15/08*	2,998,000	2,994,705
2.60%, 9/30/08*	850,000	848,106
2.64%, 10/06/08*	2,500,000	2,493,390
2.60%, 11/03/08*	1,700,000	1,691,685
Danske Corp.
2.60%, 9/05/08*(1)	350,000	349,863
2.62%, 9/08/08*	1,950,000	1,948,726
2.72%, 9/15/08*(1)	350,000	349,615
2.45%, 9/22/08*	1,550,000	1,547,679
2.61%, 9/30/08*	4,050,000	4,040,977
2.69%, 10/16/08*	1,000,000	996,493
General Electric Capital Corp.
2.54%, 9/03/08*	300,000	299,940
ING Funding LLC
2.56%, 9/03/08*	1,450,000	1,449,690
2.60%, 9/15/08*	1,650,000	1,648,186
2.57%, 9/19/08*	1,300,000	1,298,233
2.57%, 9/26/08*	350,000	349,350
2.57%, 10/06/08*	3,400,000	3,391,245
2.57%, 10/07/08*	2,000,000	1,994,717
JP Morgan Chase & Co.
2.48%, 9/04/08*	1,800,000	1,799,445
Kredietbank North American Financial
2.62%, 10/20/08*	7,000,000	6,974,529
Nordea North America
2.52%, 9/09/08*	1,050,000	1,049,295
2.70%, 9/25/08*	700,000	698,672

See Notes to Financial Statements.

18	WisdomTree Currency Income Funds

Schedule of Investments (concluded)

WisdomTree Dreyfus Chinese Yuan Fund

August 31, 2008

Investments	Principal Amount	Value

2.52%, 10/03/08*	$1,050,000	$1,047,575
2.66%, 10/14/08*	1,600,000	1,594,807
2.66%, 11/05/08*	4,300,000	4,278,242
Rabobank USA
2.54%, 9/03/08*	1,650,000	1,649,651
2.40%, 9/12/08*	1,850,000	1,848,520
2.55%, 10/06/08*	4,345,000	4,333,512
Santander Centro Hispanic, Inc.
2.43%, 9/15/08*	3,460,000	3,456,495
2.75%, 9/17/08*	650,000	649,181
2.57%, 9/30/08*	4,525,000	4,515,437

Total Financial		92,905,068
TOTAL COMMERCIAL PAPER (Cost: $217,377,686)		217,363,291
U. S. GOVERNMENT AGENCIES & OBLIGATIONS – 24.9%
Sovereign Agency – 24.9%
Federal Home Loan Bank
1.95%, 9/02/08*
(Cost: $70,896,160)	70,900,000	70,892,320
TOTAL INVESTMENTS IN SECURITIES – 101.3%
(Cost: $288,273,846)		288,255,611
Liabilities in Excess of Cash and Other Assets – (1.3)%		(3,862,680)

NET ASSETS – 100.0%		$284,392,931
*	Interest rate shown reflects the discount rate at time of purchase.

(1)

Security exempt from registration under Rule 144A or 4(2) of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At August 31, 2008, the aggregate value of these securities amounted to $699,478 representing 0.2% of net assets.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	19

Schedule of Investments

WisdomTree Dreyfus Euro Fund

August 31, 2008

Investments	Principal Amount		Value

TIME DEPOSITS – 107.5%
Banks – 107.5%
Barclays PLC
4.10%, 9/03/08	2,278,411	EUR	$3,354,392
4.15%, 9/03/08	1,805,355	EUR	2,657,936
Citibank
4.00%, 9/02/08	1,805,195	EUR	2,657,699
Royal Bank of Scotland PLC
4.25%, 9/03/08	2,278,493	EUR	3,354,513
4.27%, 9/03/08	1,804,987	EUR	2,657,394
UBS AG
4.30%, 9/03/08	2,278,455	EUR	3,354,458
4.40%, 9/18/08	1,805,175	EUR	2,657,671

TOTAL TIME DEPOSITS (Cost: $20,644,804)			20,694,063
FOREIGN GOVERNMENT OBLIGATIONS – 35.8%
Sovereign – 35.8%
Bundesschatzanweisungen
3.50%, 9/12/08	750,000	EUR	1,103,816
Caisse d’Amortissement de la Dette Sociale
5.13%, 10/25/08	213,214	EUR	313,938
Dutch Treasury Certificate
4.24%, 11/28/08*	1,500,000	EUR	2,185,657
French Treasury Bill
4.12%, 9/18/08*	1,500,000	EUR	2,203,903
German Treasury Bill
4.15%, 10/15/08*	750,000	EUR	1,098,458

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $6,965,715)			6,905,772

Investments	Principal Amount		Value
CORPORATE BONDS – 8.4%
Banks – 4.6%
Kreditanstalt fuer Wiederaufbau
5.00%, 1/04/09	300,000	EUR	$442,019
Landwirtschaftliche Rentenbank
3.63%, 9/01/08	300,000	EUR	441,660

Total Banks			883,679
Diversified Financial Services – 3.8%
Citigroup, Inc.
5.07%, 11/10/08**	250,000	EUR	366,882
Goldman Sachs Group, Inc. (The)
5.26%, 10/21/08**	250,000	EUR	367,373

Total Diversified Financial Services			734,255
TOTAL CORPORATE BONDS (Cost: $1,681,028)			1,617,934
TOTAL INVESTMENTS IN SECURITIES – 151.7% (Cost: $29,291,547)			29,217,769
Liabilities in Excess of Foreign Currency and Other Assets – (51.7)%			(9,961,733)

NET ASSETS – 100.0%			$19,256,036

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR – Euro

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2008. Date represents the ultimate maturity date.

See Notes to Financial Statements.

20	WisdomTree Currency Income Funds

Schedule of Investments

WisdomTree Dreyfus Indian Rupee Fund

August 31, 2008

Investments	Principal Amount	Value

COMMERCIAL PAPER – 70.8%
Banks – 36.1%
ANZ National International Ltd.
2.63%, 10/02/08*(1)	$350,000	$349,182
Bank of America Corp.
2.58%, 9/08/08*	350,000	349,789
2.50%, 9/22/08*	175,000	174,733
Bank of Scotland
2.70%, 10/09/08*	350,000	348,966
Intesa Funding LLC
2.75%, 9/09/08*	350,000	349,765
Lloyds TSB Bank
2.40%, 9/02/08*	150,000	149,980
2.37%, 9/09/08*	200,000	199,882
National Australia Funding
2.74%, 10/17/08*	350,000	348,724
Royal Bank of Scotland
2.61%, 9/26/08*	350,000	349,340
Societe Generale North America, Inc.
2.46%, 9/12/08*	243,000	242,801
UBS Finance LLC
2.50%, 9/10/08*	325,000	324,774
Westpac Banking Corp.
2.48%, 10/03/08*	350,000	349,204

Total Banks		3,537,140
Financial – 34.7%
ABN AMRO N.A. Finance, Inc.
2.46%, 9/08/08*	350,000	349,808
AIG Funding, Inc.
2.52%, 9/02/08*	350,000	349,950
BNP Paribas Finance, Inc.
2.63%, 9/18/08*	175,000	174,765
2.61%, 10/08/08*	200,000	199,436
CBA Finance
2.60%, 10/07/08*	200,000	199,452
2.72%, 11/19/08*	175,000	173,896
Danske Corp.
2.45%, 9/22/08*	350,000	349,476
ING Funding LLC
2.58%, 10/06/08*	350,000	349,099
JP Morgan Chase and Co.
2.50%, 9/02/08*	200,000	199,970
Nordea North America
2.52%, 10/03/08*	350,000	349,191
Rabobank USA
2.55%, 10/06/08*	350,000	349,075
Santander Centro Hispanic, Inc.
2.40%, 9/15/08*	350,000	349,650

Total Financial		3,393,768
TOTAL COMMERCIAL PAPER (Cost: $6,931,554)		6,930,908

Investments	Principal Amount	Value

U. S. GOVERNMENT AGENCIES & OBLIGATIONS – 28.6%
Sovereign Agency – 28.6%
Federal Home Loan Bank
1.95%, 9/02/08*
(Cost: $2,799,848)	$2,800,000	$2,799,697
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $9,731,402)		9,730,605
Cash and Other Assets in Excess of Liabilities – 0.6%		58,871

NET ASSETS – 100.0%		$9,789,476
*	Interest rate shown reflects the discount rate at time of purchase.

(1)

Security exempt from registration under Rule 144A or 4(2) of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At August 31, 2008, the aggregate value of these securities amounted to $349,182 representing 3.6% of net assets.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	21

Schedule of Investments

WisdomTree Dreyfus Japanese Yen Fund

August 31, 2008

Investments	Principal Amount		Value

TIME DEPOSITS – 89.8%
Banks – 89.8%
Barclays PLC
0.38%, 9/04/08	454,318,371	JPY	$4,186,302
0.35%, 9/05/08	175,000,000	JPY	1,612,532
Mizuho International PLC
0.55%, 9/03/08	454,328,650	JPY	4,186,396
0.55%, 9/05/08	175,000,000	JPY	1,612,532
UBS AG
0.50%, 9/04/08	454,339,606	JPY	4,186,496
0.55%, 9/18/08	175,000,000	JPY	1,612,532

TOTAL TIME DEPOSITS (Cost: $17,196,838)			17,396,790
FOREIGN GOVERNMENT OBLIGATIONS – 22.4%
Sovereign – 22.4%
Japan Financing Bill
0.53%, 9/10/08*	230,000,000	JPY	2,119,039
0.53%, 9/22/08*	240,000,000	JPY	2,210,765

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,280,800)			4,329,804
CORPORATE BONDS – 20.0%
Banks – 12.4%
Bank Nederlandse Gemeenten
0.80%, 9/22/08	60,000,000	JPY	552,860
Bank of Scotland PLC
0.80%, 10/02/08	40,000,000	JPY	368,307
DEPFA ACS Bank
0.75%, 9/22/08	60,000,000	JPY	552,819
Landwirtschaftliche Rentenbank
0.65%, 9/30/08	60,000,000	JPY	552,792
Norddeutsche Landesbank Girozentra
0.45%, 1/19/09	40,000,000	JPY	368,139

Total Banks			2,394,917
Diversified Financial Services – 2.8%
General Electric Capital Corp.
0.55%, 10/14/08	60,000,000	JPY	552,248
Pharmaceuticals – 1.9%
Abbott Japan Co., Ltd.
1.05%, 11/06/08	40,000,000	JPY	368,626
Sovereign – 2.9%
Export Development Canada
0.88%, 9/22/08	60,000,000	JPY	552,909
TOTAL CORPORATE BONDS (Cost: $4,012,885)			3,868,700

Investments	Principal Amount		Value

REPURCHASE AGREEMENTS – 17.8%
Banks – 17.8%
Royal Bank of Scotland

0.53%, dated 8/29/08 due 9/02/08 repurchase price $375,072,136 (Collateral-Japan Financing Bills, 0.00%, 9/10/08-9/22/08; Japan Government 1.70%, 9/20/17; aggregate market value plus accrued interest $7,777,773)

(Cost: $3,455,886)	375,050,050	JPY	$3,455,886
TOTAL INVESTMENTS IN SECURITIES – 150.0% (Cost: $28,946,409)			29,051,180
Liabilities in Excess of Foreign Currency and Other Assets – (50.0)%			(9,683,534)

NET ASSETS – 100.0%			$19,367,646

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

JPY – Japanese Yen

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

22	WisdomTree Currency Income Funds

Schedule of Investments

WisdomTree Dreyfus New Zealand Dollar Fund

August 31, 2008

Investments	Principal Amount	Value

COMMERCIAL PAPER – 67.9%
Banks – 34.0%
ANZ National International Ltd.
2.70%, 10/03/08*	$100,000	$99,745
Bank of America Corp.
2.69%, 9/09/08*	100,000	99,933
Bank of Scotland
2.50%, 9/22/08*	100,000	99,847
Lloyds TSB Bank
2.52%, 9/02/08*	100,000	99,987
Royal Bank of Canada
2.50%, 9/03/08*	100,000	99,979
Royal Bank of Scotland
2.35%, 9/24/08*	100,000	99,843
Societe Generale North America, Inc.
2.65%, 9/25/08*	100,000	99,816
UBS Finance LLC
2.50%, 9/25/08*	100,000	99,826

Total Banks		798,976
Financial – 33.9%
ABN AMRO N.A. Finance, Inc.
2.30%, 9/18/08*	100,000	99,885
AIG Funding, Inc.
2.52%, 9/02/08*	100,000	99,986
BNP Paribas Finance, Inc.
2.69%, 10/07/08*	100,000	99,726
CBA Finance
2.72%, 11/19/08*	100,000	99,369
ING Funding LLC
2.57%, 9/26/08*	100,000	99,814
Kredietbank North American Financial
2.62%, 10/20/08*	100,000	99,633
Nordea North America
2.66%, 11/05/08*	100,000	99,494
Santander Centro Hispanic, Inc.
2.45%, 9/30/08*	100,000	99,796

Total Financial		797,703
TOTAL COMMERCIAL PAPER (Cost: $1,596,825)		1,596,679
U. S. GOVERNMENT AGENCIES & OBLIGATIONS – 29.7%
Sovereign Agency – 29.7%
Federal Home Loan Bank
1.95%, 9/02/08*
(Cost: $699,962)	700,000	699,924
TOTAL INVESTMENTS IN SECURITIES – 97.6% (Cost: $2,296,787)		2,296,603
Cash and Other Assets in Excess of Liabilities – 2.4%		56,293

NET ASSETS – 100.0%		$2,352,896
*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	23

Schedule of Investments

WisdomTree Dreyfus South African Rand Fund

August 31, 2008

Investments	Principal Amount	Value

COMMERCIAL PAPER – 60.0%
Banks – 30.0%
ANZ National International Ltd.
2.70%, 10/03/08*	$100,000	$99,745
Bank of America Corp.
2.69%, 9/09/08*	100,000	99,933
Bank of Scotland
2.50%, 9/22/08*	100,000	99,847
Lloyds TSB Bank
2.52%, 9/02/08*	100,000	99,987
Royal Bank of Canada
2.50%, 9/03/08*	100,000	99,979
Royal Bank of Scotland
2.35%, 9/24/08*	100,000	99,843
Societe Generale North America, Inc.
2.65%, 9/25/08*	100,000	99,816
UBS Finance LLC
2.50%, 9/25/08*	100,000	99,826

Total Banks		798,976
Financial – 30.0%
ABN AMRO N.A. Finance, Inc.
2.30%, 9/18/08*	100,000	99,885
AIG Funding, Inc.
2.52%, 9/02/08*	100,000	99,986
BNP Paribas Finance, Inc.
2.69%, 10/07/08*	100,000	99,726
CBA Finance
2.72%, 11/19/08*	100,000	99,369
ING Funding LLC
2.57%, 9/26/08*	100,000	99,814
Kredietbank North American Finance Corp.
2.62%, 10/20/08*	100,000	99,636
Nordea North America
2.66%, 11/05/08*	100,000	99,494
Santander Centro Hispanic, Inc.
2.45%, 9/30/08*	100,000	99,796

Total Financial		797,706
TOTAL COMMERCIAL PAPER (Cost: $1,596,831)		1,596,682
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 26.3%
Sovereign Agency – 26.3%
Federal Home Loan Bank
1.95%, 9/02/08*
(Cost: $699,962)	700,000	699,924
TOTAL INVESTMENTS IN SECURITIES – 86.3% (Cost: $2,296,793)		2,296,606
Cash and Other Assets in Excess of Liabilities – 13.7%		364,817

NET ASSETS – 100.0%		$2,661,423
*	Interest rate shown reflects the discount rate at the time of purchase.

See Notes to Financial Statements.

24	WisdomTree Currency Income Funds

Statements of Assets and Liabilities

WisdomTree Currency Income Funds

August 31, 2008

	WisdomTree U.S. Current Income Fund	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Euro Fund
ASSETS:

Investments, at cost:	$29,025,965	$127,299,995	$288,273,846	$29,291,547

Foreign currency, at cost:	—	—	—	93,129
Investments in securities, at value	29,024,164	127,293,404	288,255,611	29,217,769
Cash	—	58,516	223,415	—

Foreign currency, at value	—	—	—	93,129

Receivables:

Dividends and interest	—	—	—	93,816

Investment securities sold	1,111,742	—	—	—
Total Assets	30,135,906	127,351,920	288,479,026	29,404,714
LIABILITIES:

Due to custodian	97,899	—	—	15,250

Unrealized depreciation on forward foreign currency contracts	—	679,902	263,573	—

Payables:

Investment securities purchased	—	4,881,657	3,713,173	485,008

Capital shares redeemed	10,011,043	—	—	9,641,908

Advisory fees (Note 3)	4,739	50,066	109,349	6,512
Total Liabilities	10,113,681	5,611,625	4,086,095	10,148,678
NET ASSETS	$20,022,225	$121,740,295	$284,392,931	$19,256,036
NET ASSETS:

Paid-in capital	$20,008,572	$119,486,210	$284,117,506	$19,125,652

Undistributed net investment income	15,543	555,164	1,151,391	235,804

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(89)	2,385,414	(594,158)	(182)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,801)	(686,493)	(281,808)	(105,238)
NET ASSETS	$20,022,225	$121,740,295	$284,392,931	$19,256,036
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	800,004	4,600,004	11,200,004	800,004
Net asset value per share	$25.03	$26.47	$25.39	$24.07

See Notes to Financial Statements.

WisdomTree Currency Income Funds	25

Statements of Assets and Liabilities (concluded)

WisdomTree Currency Income Funds

August 31, 2008

	WisdomTree Dreyfus Indian Rupee Fund	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund
ASSETS:

Investments, at cost:	$9,731,402	$28,946,409	$2,296,787	$2,296,793

Foreign currency, at cost:	—	32,567	—	—
Investments in securities, at value (including repurchase agreements of $0, $3,455,866, $0 and $0, respectively) (Note 2)	9,730,605	29,051,180	2,296,603	2,296,606
Cash	40,493	—	13,523	13,459

Foreign currency, at value	—	32,831		—

Unrealized appreciation on forward foreign currency contracts	—	—	—	73,850

Receivables:

Dividends and interest	—	24,592	—	—

Investment securities sold	63,480	—	199,590	278,525
Total Assets	9,834,578	29,108,603	2,509,716	2,662,440
LIABILITIES:

Due to custodian	—	13,481	—	—

Unrealized depreciation on forward foreign currency contracts	41,277	—	155,915	—

Payables:

Investment securities purchased	—	24,900	—	—

Capital shares redeemed	—	9,696,196	—	—

Advisory fees (Note 3)	3,825	6,380	905	1,017
Total Liabilities	45,102	9,740,957	156,820	1,017
NET ASSETS	$9,789,476	$19,367,646	$2,352,896	$2,661,423
NET ASSETS:

Paid-in capital	$9,982,867	$19,276,433	$2,500,100	$2,500,100

Undistributed net investment income	61,535	11,763	8,900	8,741

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(212,852)	1	(5)	78,919

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(42,074)	79,449	(156,099)	73,663
NET ASSETS	$9,789,476	$19,367,646	$2,352,896	$2,661,423
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	400,004	800,004	100,004	100,004
Net asset value per share	$24.47	$24.21	$23.53	$26.61

See Notes to Financial Statements.

26	WisdomTree Currency Income Funds

Statements of Operations

WisdomTree Currency Income Funds

For the Period Ended August 31, 2008

	WisdomTree U.S. Current Income Fund[1]	WisdomTree Dreyfus Brazilian Real Fund[2]	WisdomTree Dreyfus Chinese Yuan Fund[2]	WisdomTree Dreyfus Euro Fund[2]
INVESTMENT INCOME:

Interest[3]	$137,242	$680,475	$1,405,366	$255,045
Total investment income	137,242	680,475	1,405,366	255,045
EXPENSES:

Advisory fees (Note 3)	14,642	125,311	253,975	21,862
Total expenses	14,642	125,311	253,975	21,862
Net investment income	122,600	555,164	1,151,391	233,183
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(89)	532	530	(177)

Foreign currency related transactions	—	2,384,882	(594,688)	(973,592)
Net realized gain (loss)	(89)	2,385,414	(594,158)	(973,769)
Net change in unrealized depreciation from:

Investment transactions	(1,801)	(6,591)	(18,235)	(73,778)

Translation of assets and liabilities denominated in foreign currencies	—	(679,902)	(263,573)	(31,460)
Net change in unrealized depreciation	(1,801)	(686,493)	(281,808)	(105,238)
Net realized and unrealized gain (loss) on investments	(1,890)	1,698,921	(875,966)	(1,079,007)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$120,710	$2,254,085	$275,425	$(845,824)
[1]	Commencement of investment operations May 20, 2008.

[2]	Commencement of investment operations May 14, 2008.

[3]	Net of foreign witholding tax of $0, $0, $0 and $1,764, respectively.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	27

Statements of Operations (concluded)

WisdomTree Currency Income Funds

For the Period Ended August 31, 2008

	WisdomTree Dreyfus Indian Rupee Fund[1]	WisdomTree Dreyfus Japanese Yen Fund[2]	WisdomTree Dreyfus New Zealand Dollar Fund[3]	WisdomTree Dreyfus South African Rand Fund[3]
INVESTMENT INCOME:

Interest[4]	$75,877	$31,120	$10,943	$10,950
Total investment income	75,877	31,120	10,943	10,950
EXPENSES:

Advisory fees (Note 3)	14,342	19,961	2,043	2,209
Total expenses	14,342	19,961	2,043	2,209
Net investment income	61,535	11,159	8,900	8,741
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	532	—	(5)	(16)

Foreign currency related transactions	(213,384)	(809,782)	—	78,935
Net realized gain (loss)	(212,852)	(809,782)	(5)	78,919
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(797)	104,771	(184)	(187)

Translation of assets and liabilities denominated in foreign currencies	(41,277)	(25,322)	(155,915)	73,850
Net change in unrealized appreciation (depreciation)	(42,074)	79,449	(156,099)	73,663
Net realized and unrealized gain (loss) on investments	(254,926)	(730,333)	(156,104)	152,582
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(193,391)	$(719,174)	$(147,204)	$161,323
[1]	Commencement of investment operations May 14, 2008.
[2]	Commencement of investment operations May 21, 2008.
[3]	Commencement of investment operations June 25, 2008.
[4]	Net of foreign withholding tax of $0, $937, $0 and $0, respectively.

See Notes to Financial Statements.

28	WisdomTree Currency Income Funds

Statements of Changes in Net Assets

WisdomTree Currency Income Funds

	WisdomTree U.S. Current Income Fund	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Euro Fund
	For the Period May 20, 2008* through August 31, 2008	For the Period May 14, 2008* through August 31, 2008	For the Period May 14, 2008* through August 31, 2008	For the Period May 14, 2008* through August 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$122,600	$555,164	$1,151,391	$233,183

Net realized gain (loss) on investments and foreign currency related transactions	(89)	2,385,414	(594,158)	(973,769)

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,801)	(686,493)	(281,808)	(105,238)
Net increase (decrease) in net assets resulting from operations	120,710	2,254,085	275,425	(845,824)
DIVIDENDS:

Net investment income	(107,057)	—	—	—
Total dividends	(107,057)	—	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	30,019,515	135,354,931	294,264,044	29,743,668

Cost of shares redeemed	(10,011,043)	(15,868,821)	(10,146,638)	(9,641,908)
Net increase in net assets resulting from capital share transactions	20,008,472	119,486,110	284,117,406	20,101,760
Net Increase in Net Assets	20,022,125	121,740,195	284,392,831	19,255,936
NET ASSETS:

Beginning of period	$100	$100	$100	$100

End of period	$20,022,225	$121,740,295	$284,392,931	$19,256,036

Undistributed net investment income included in net assets at end of period	$15,543	$555,164	$1,151,391	$235,804
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	4	4	4

Shares created	1,200,000	5,200,000	11,600,000	1,200,000

Shares redeemed	(400,000)	(600,000)	(400,000)	(400,000)
Shares outstanding, end of period	800,004	4,600,004	11,200,004	800,004
*	Commencement of investment operations.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	29

Statements of Changes in Net Assets (concluded)

WisdomTree Currency Income Funds

	WisdomTree Dreyfus Indian Rupee Fund	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund
	For the Period May 14, 2008* through August 31, 2008	For the Period May 21, 2008* through August 31, 2008	For the Period June 25, 2008* through August 31, 2008	For the Period June 25, 2008* through August 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$61,535	$11,159	$8,900	$8,741

Net realized gain (loss) on investments and foreign currency related transactions	(212,852)	(809,782)	(5)	78,919

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(42,074)	79,449	(156,099)	73,663
Net increase (decrease) in net assets resulting from operations	(193,391)	(719,174)	(147,204)	161,323
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	14,902,905	39,782,916	2,500,000	2,500,000

Cost of shares redeemed	(4,920,138)	(19,696,196)	—	—
Net increase in net assets resulting from capital share transactions	9,982,767	20,086,720	2,500,000	2,500,000
Net Increase in Net Assets	9,789,376	19,367,546	2,352,796	2,661,323
NET ASSETS:

Beginning of period	$100	$100	$100	$100

End of period	$9,789,476	$19,367,646	$2,352,896	$2,661,423

Undistributed net investment income included in net assets at end of period	$61,535	$11,763	$8,900	$8,741
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	4	4	4

Shares created	600,000	1,600,000	100,000	100,000

Shares redeemed	(200,000)	(800,000)	—	—
Shares outstanding, end of period	400,004	800,004	100,004	100,004
*	Commencement of investment operations.

See Notes to Financial Statements.

30	WisdomTree Currency Income Funds

Financial Highlights

WisdomTree Currency Income Funds

August 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Current Income Fund	For the Period May 20, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.15
Net realized and unrealized loss	(— )@
Total from investment operations	0.15
Dividends to shareholders:
Net investment income	(0.12)
Total dividends to shareholders	(0.12)
Net asset value, end of period	$25.03

TOTAL RETURN[3]	0.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,022
Ratio to average net assets of:
Net expenses	0.25%[4]
Net investment income	2.09%[4]

WisdomTree Dreyfus Brazilian Real Fund	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.19
Investment operations:
Net investment income[2]	0.15
Net realized and unrealized gain	1.13
Total from investments operations	1.28
Net asset value, end of period	$26.47

TOTAL RETURN[3]	5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$121,740
Ratio to average net assets of:
Net expenses	0.45%[4]
Net investment income	1.99%[4]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.
@	Amount less than $0.01.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	31

Financial Highlights (continued)

WisdomTree Currency Income Funds

August 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Chinese Yuan Fund	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.87
Investment operations:
Net investment income[2]	0.14
Net realized and unrealized gain	0.38
Total from investment operations	0.52
Net asset value, end of period	$25.39

TOTAL RETURN[3]	2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$284,393
Ratio to average net assets of:
Net expenses	0.45%[4]
Net investment income	2.04%[4]

WisdomTree Dreyfus Euro Fund	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.04
Investment operations:
Net investment income[2]	0.29
Net realized and unrealized loss	(1.26)
Total from investment operations	(0.97)
Net asset value, end of period	$24.07

TOTAL RETURN[3]	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,256
Ratio to average net assets of:
Net expenses	0.35%[4]
Net investment income	3.73%[4]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

32	WisdomTree Currency Income Funds

Financial Highlights (continued)

WisdomTree Currency Income Funds

August 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Indian Rupee Fund	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.69
Investment operations:
Net investment income[2]	0.15
Net realized and unrealized loss	(0.37)
Total from investment operations	(0.22)
Net asset value, end of period	$24.47

TOTAL RETURN[3]	(0.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,789
Ratio to average net assets of:
Net expenses	0.45%[4]
Net investment income	1.93%[4]

WisdomTree Dreyfus Japanese Yen Fund	For the Period May 21, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.45
Investment operations:
Net investment income[2]	0.01
Net realized and unrealized loss	(1.25)
Total from investment operations	(1.24)
Net asset value, end of period	$24.21

TOTAL RETURN[3]	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,368
Ratio to average net assets of:
Net expenses	0.35%[4]
Net investment income	0.20%[4]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	33

Financial Highlights (concluded)

WisdomTree Currency Income Funds

August 31, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus New Zealand Dollar Fund	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.93
Investment operations:
Net investment income[2]	0.09
Net realized and unrealized loss	(1.49)
Total from investment operations	(1.40)
Net asset value, end of period	$23.53

TOTAL RETURN[3]	(5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,353
Ratio to average net assets of:
Net expenses	0.45%[4]
Net investment income	1.96%[4]

WisdomTree Dreyfus South African Rand Fund	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.35
Investment operations:
Net investment income[2]	0.09
Net realized and unrealized gain	1.17
Total from investments operations	1.26
Net asset value, end of period	$26.61

TOTAL RETURN[3]	4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,661
Ratio to average net assets of:
Net expenses	0.45%[4]
Net investment income	1.78%[4]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

See Notes to Financial Statements.

34	WisdomTree Currency Income Funds

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of August 31, 2008, the Trust offered 49 investment funds. These financial statements relate only to the WisdomTree U.S. Current Income Fund (“U.S. Current Income Fund”), WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”) and WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”) (each a “Fund”, collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008. The U.S. Current Income Fund and the Japanese Yen Fund commenced operations on May 20, 2008 and May 21, 2008, respectively, and both the New Zealand Dollar Fund and the South African Rand Fund commenced operations on June 25, 2008.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, as the mean between the most recently quoted bid and asked prices. The value of certain portfolio debt securities, other than temporary investments in short-term securities, takes into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b) Investment Transactions and Investment Income — Investment transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income is accrued daily.

(c) Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations.

(d) Expenses — WisdomTree Asset Management, Inc. (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. For the period from inception through August 31, 2008, WTAM paid the expenses in (iii), (iv) and (v) above.

(e) Repurchase Agreements — A Fund’s custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event

WisdomTree Currency Income Funds	35

Notes to Financial Statements (continued)

of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(f) Forward Currency Contracts — Each Fund may enter into forward currency contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. It may also enter into the currency contracts to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency.

The following forward currency exchange contracts were open at August 31, 2008:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	10/02/08	BRL	93,682,727	USD	56,937,281	$(329,500)
	10/02/08	BRL	68,015,480	USD	41,337,572	(239,227)
	10/02/08	BRL	34,120,132	USD	20,737,094	(100,900)
	10/02/08	BRL	5,166,000	USD	3,139,725	(10,275)
						$(679,902)
Chinese Yuan Fund
	10/06/08	CNY	976,235,557	USD	142,714,064	$(167,100)
	10/06/08	CNY	452,862,960	USD	66,203,196	(62,968)
	10/06/08	CNY	522,365,241	USD	76,363,605	(33,505)
						$(263,573)
Indian Rupee Fund
	12/02/08	INR	210,923,018	USD	4,752,700	$(20,934)
	12/02/08	INR	210,395,520	USD	4,740,813	(20,343)
						$(41,277)
New Zealand Dollar Fund
	9/17/08	NZD	3,339,460	USD	2,344,085	$(155,915)
South African Rand Fund
	11/19/08	ZAR	20,362,625	USD	2,598,429	$73,850

Currency Legend:

BRL – Brazilian real

CNY – Chinese yuan

INR – Indian rupee

NZD – New Zealand dollar

USD – U.S. dollar

ZAR – South African rand

(g) Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons issued or guaranteed by U.S. and non-U.S. governments, agencies and instrumentalities. The instruments include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

(h) Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax

36	WisdomTree Currency Income Funds

Notes to Financial Statements (continued)

basis treatment; temporary differences do not require reclassification. Dividends and distributions, that exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

The Funds adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statement of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds’ financial statements.

3. ADVISER FEES AND TRANSACTIONS

Adviser Fees — WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. Included in the expenses borne by WTAM are fees paid to the Sub-Adviser, Mellon Capital Management Corp. (for the U.S. Current Income Fund) and The Dreyfus Corp. (for the International Currency Income Funds) , all accounting, administration, custody, transfer agent fees to The Bank of New York Mellon Corp. (formerly known as The Bank of New York), tax and audit services, as well as printing and postage.

Fund	Fee Rate
U.S. Current Income Fund	0.25%
Brazilian Real Fund	0.45%
Chinese Yuan Fund	0.45%
Euro Fund	0.35%
Indian Rupee Fund	0.45%
Japanese Yen Fund	0.35%
New Zealand Dollar Fund	0.45%
South African Rand Fund	0.45%

Each Fund may purchase shares of an affiliated ETF in secondary market transactions. For the period ended August 31, 2008, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 2008, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

WisdomTree Currency Income Funds	37

Notes to Financial Statements (continued)

5. FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Current Income Fund	$ 29,025,965	$80	$(1,881)	$(1,801)
Brazilian Real Fund	127,299,995	4,051	(10,642)	(6,591)
Chinese Yuan Fund	288,273,846	7,618	(25,853)	(18,235)
Euro Fund	29,291,547	67,829	(141,607)	(73,778)
Indian Rupee Fund	9,731,402	—	(797)	(797)
Japanese Yen Fund	28,946,409	248,955	(144,184)	104,771
New Zealand Dollar Fund	2,296,798	7	(202)	(195)
South African Rand Fund	2,296,804	7	(205)	(198)

At August 31, 2008, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Gains/(Losses)	Net Unrealized Appreciation/ (Depreciation)	Currency Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Loss)
U.S. Current Income Fund	$ 15,543	$(89)	$(1,801)	$—	$13,653
Brazilian Real Fund	1,237,688	1,022,988	(6,591)	—	2,254,085
Chinese Yuan Fund	1,151,391	(857,731)	(18,235)	—	275,425
Euro Fund	235,804	(182)	(73,778)	(31,460)	130,384
Indian Rupee Fund	61,535	(212,852)	(797)	(41,277)	(193,391)
Japanese Yen Fund	11,764	—	104,771	(25,322)	91,213
New Zealand Dollar Fund	8,900	(155,909)	(195)	—	(147,204)
South African Rand Fund	69,850	91,671	(198)	—	161,323

The tax character of distributions paid during the fiscal year ended August 31, 2008, was as follows:

Fund	Distributions Paid from Ordinary Income*
U.S. Current Income Fund	$107,057
Brazilian Real Fund	—
Chinese Yuan Fund	—
Euro Fund	—
Indian Rupee Fund	—
Japanese Yen Fund	—
New Zealand Dollar Fund	—
South African Rand Fund	—
*	Includes short-term capital gains if any.

At August 31, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016
U.S. Current Income Fund	$ 89
Brazilian Real Fund	—
Chinese Yuan Fund	857,731
Euro Fund	182
Indian Rupee Fund	212,852
Japanese Yen Fund	—
New Zealand Dollar Fund	155,909
South African Rand Fund	—

38	WisdomTree Currency Income Funds

Notes to Financial Statements (concluded)

At August 31, 2008, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated net Realized Gain/(Loss)	Paid-in Capital
U.S. Current Income Fund	$ —	$—	$—
Brazilian Real Fund	—	—	—
Chinese Yuan Fund	—	—	—
Euro Fund	2,621	973,587	(976,208)
Indian Rupee Fund	—	—	—
Japanese Yen Fund	604	809,783	(810,387)
New Zealand Dollar Fund	—	—	—
South African Rand Fund	—	—	—

These differences are primarily due to currency gains/losses and permanent differences associated with the maintenance of tax books and records in foreign functional currencies for the Euro Fund and the Japanese Yen Fund.

6. NEW ACCOUNTING PRONOUNCEMENT

(a) On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for the fiscal period.

(b) On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

WisdomTree Currency Income Funds	39

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree U.S. Current Income Fund, WisdomTree Dreyfus Brazilian Real Fund, WisdomTree Dreyfus Chinese Yuan Fund, WisdomTree Dreyfus Euro Fund, WisdomTree Dreyfus Indian Rupee Fund, WisdomTree Dreyfus Japanese Yen Fund, WisdomTree Dreyfus New Zealand Dollar Fund and WisdomTree Dreyfus South African Rand Fund (eight of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of August 31, 2008, and the related statements of operations, the changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree U.S. Current Income Fund, WisdomTree Dreyfus Brazilian Real Fund, WisdomTree Dreyfus Chinese Yuan Fund, WisdomTree Dreyfus Euro Fund, WisdomTree Dreyfus Indian Rupee Fund, WisdomTree Dreyfus Japanese Yen Fund, WisdomTree Dreyfus New Zealand Dollar Fund and WisdomTree Dreyfus South African Rand Fund of WisdomTree Trust at August 31, 2008, the results of their operations, the changes in their net assets and the financial highlights for the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 24, 2008

40	WisdomTree Currency Income Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

WTAM (the “Adviser”) serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement with each Fund. Mellon Capital Management Corporation and The Dreyfus Corporation (each, a “Sub-Adviser”) serve as sub-adviser to each Fund pursuant to a Sub-Advisory Agreement with WTAM. The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust’s Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”). In addition, the Trust’s Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Adviser and each Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust’s investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Adviser and each Sub-Adviser and the Trust’s investment arrangements is an ongoing one. In this regard, the Board’s consideration of the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers will include deliberations at future quarterly meetings.

The Trust and the Adviser have entered into an investment advisory agreement covering each Fund (the “Advisory Agreement”). At a meeting held on March 25, 2008 and June 23, 2008, the Board of Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement with WTAM for each Fund. In approving the Advisory Agreements with WTAM, the Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) WTAM’s personnel and operations; (iii) WTAM’s financial condition; (iv) the level and method of computing each Fund’s advisory fee; (v) the anticipated profitability of WTAM under the Advisory Agreement; (vi) “fall-out” benefits to WTAM and its affiliates (i.e., ancillary benefits that may be realized by WTAM or its affiliates from WTAM’s relationship with the Funds); (vii) the anticipated effect of growth and size on each Fund’s performance and expenses; and (viii) possible conflicts of interest.

The Board also considered the responsibilities that WTAM has as Adviser to the Funds, including the oversight of the Sub-Advisers oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as Adviser to the Funds, the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Advisers. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. The Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with each Fund’s Sub-Adviser using essentially the same criteria it used for WTAM. The Board considered each Sub-Adviser’s operational capabilities and resources and the Sub-Adviser’s experience in serving as an adviser. The Board also noted that The Bank of New York (“BNY”), an affiliate of each Sub-Adviser, is proposed to serve as the Funds’ administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to each Sub-Adviser and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to each Sub-Adviser under the Sub-Advisory Agreement. The Board also noted that each Sub-Adviser will be responsible for compensating BNY for providing specified services to the Funds. Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and each Sub-Adviser, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

WisdomTree Currency Income Funds	41

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree U.S. Current Income Fund
May 20, 2008* – August 31, 2008	0 – 24.9	26	36.11%	46	63.89%
	25 – 49.9	0	0.00%	0	0.00%
	50 – 74.9	0	0.00%	0	0.00%
	75 – 100.0	0	0.00%	0	0.00%
	>100.0	0	0.00%	0	0.00%
	Total	26	36.11%	46	63.89%
WisdomTree Dreyfus Brazilian Real Fund
May 14, 2008* – August 31, 2008	0 – 24.9	6	7.89%	11	14.47%
	25 – 49.9	17	22.37%	8	10.53%
	50 – 74.9	16	21.05%	2	2.63%
	75 – 100.0	6	7.89%	2	2.63%
	>100.0	5	6.58%	3	3.95%
	Total	50	65.79%	26	34.21%
WisdomTree Dreyfus Chinese Yuan Fund
May 14, 2008* – August 31, 2008	0 – 24.9	15	19.74%	13	17.11%
	25 – 49.9	37	48.68%	6	7.89%
	50 – 74.9	2	2.63%	0	0.00%
	75 – 100.0	2	2.63%	0	0.00%
	>100.0	1	1.32%	0	0.00%
	Total	57	75.00%	19	25.00%
WisdomTree Dreyfus Euro Fund
May 14, 2008* – August 31, 2008	0 – 24.9	25	32.89%	27	35.53%
	25 – 49.9	3	3.95%	16	21.05%
	50 – 74.9	1	1.32%	1	1.32%
	75 – 100.0	0	0.00%	3	3.95%
	>100.0	0	0.00%	0	0.00%
	Total	29	38.16%	47	61.84%
WisdomTree Dreyfus Indian Rupee Fund
May 14, 2008* – August 31, 2008	0 – 24.9	21	27.63%	12	15.79%
	25 – 49.9	17	22.37%	7	9.21%
	50 – 74.9	5	6.58%	2	2.63%
	75 – 100.0	8	10.53%	1	1.32%
	>100.0	3	3.95%	0	0.00%
	Total	54	71.05%	22	28.95%
WisdomTree Dreyfus Japanese Yen Fund
May 21, 2008* – August 31, 2008	0 – 24.9	26	36.62%	24	33.80%
	25 – 49.9	11	15.49%	8	11.27%
	50 – 74.9	0	0.00%	1	1.41%
	75 – 100.0	0	0.00%	1	1.41%
	>100.0	0	0.00%	0	0.00%
	Total	37	52.11%	34	47.89%

42	WisdomTree Currency Income Funds

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Dreyfus New Zealand Dollar Fund
June 25, 2008* – August 31, 2008	0 – 24.9	12	25.53%	6	12.77%
	25 – 49.9	9	19.15%	7	14.89%
	50 – 74.9	6	12.77%	4	8.51%
	75 –100.0	0	0.00%	1	2.13%
	>100.0	0	0.00%	2	4.26%
	Total	27	57.45%	20	42.55%
WisdomTree Dreyfus South African Rand Fund
June 25, 2008* – August 31, 2008	0 – 24.9	8	17.02%	9	19.15%
	25 – 49.9	8	17.02%	7	14.89%
	50 – 74.9	5	10.64%	2	4.26%
	75 –100.0	2	4.26%	3	6.38%
	>100.0	2	4.26%	1	2.13%
	Total	25	53.19%	22	46.81%
*	Commencement of investment operations.

WisdomTree Currency Income Funds	43

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee and Officers†	Other Directorships Held by Trustee and Officers
Jonathan Steinberg (1964)	Trustee, President*	Trustee and officer since 2005	Chief Executive Officer of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) and Director of WisdomTree Investments, Inc. since 1989.	49	None.

Amit Muni (1969)	Treasurer*, Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	49	None.

Richard Morris (1967)	Secretary*, Chief Legal Officer*	Officer since 2005	Deputy General Counsel of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	49	None.

†	As of August 31, 2008.
*	Elected by and serves at the pleasure of the Board of Trustees.

44	WisdomTree Currency Income Funds

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2003 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2003; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.).	49	None.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean at University of Arizona James E. Rogers College of Law since 1999; Professor at University of Arizona James E. Rogers College of Law since 1990.	49	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor – 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	49	Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of the Hoover Institution at Stanford University.

†	As of August 31, 2008.
*	Chair of the Audit Committee.
**	Chair of the Governance and Nominating Committee.

WisdomTree Currency Income Funds	45

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended August 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended August 31, 2008 from qualified interest income:

Fund	Qualified Short-Term Gains
U.S. Current Income Fund	100%
Brazilian Real Fund	—
Chinese Yuan Fund	—
Euro Fund	—
Indian Rupee Fund	—
Japanese Yen Fund	—
New Zealand Dollar Fund	—
South African Rand Fund	—

46	WisdomTree Currency Income Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund’s portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2008, is available without charge, upon request (i) by calling 1-866-909-WISE, (ii) on the Trust’s website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree Currency Income Funds	47

The WisdomTree® Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of August 31, 2008:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree High-Yielding Equity Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA High-Yielding Equity Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe High-Yielding Equity Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan High-Yielding Equity Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging or frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency Funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transaction in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909. WISE (9473)

www.wisdomtree.com

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund

WisdomTree Dreyfus Brazilian Real Fund

WisdomTree Dreyfus Chinese Yuan Fund

WisdomTree Dreyfus Euro Fund

WisdomTree Dreyfus Indian Rupee Fund

WisdomTree Dreyfus Japanese Yen Fund

WisdomTree Dreyfus New Zealand Dollar Fund

WisdomTree Dreyfus South African Rand Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with the Dreyfus Corporation or Mellon Capital Management Corp.

WIS001433 (10/2009)

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to persons appointed by the Registrant’s Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal period ended August 31, 2008, there were no amendments to any provision of the Code of Ethics. A copy of this code is filed with this Form N-CSR under Item 12(a) (1)

(b)	Not applicable.

(c)	The Trust has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)	Not applicable.

(f)	The Trust’s Code of Ethics is attached hereto as an exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Greg Barton, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eight funds of the Registrant for which the fiscal period-end is August 31, 2008 and whose annual financial statements are reported in Item 1.

(a) Audit Fees. The aggregate fees billed from the Trust’s fiscal period ended August 31, 2008 for professional services rendered by the principal accountant for the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

2008: $140,000

(b) Audit-Related Fees. The aggregate fees billed from the Trust’s fiscal period ended August 31, 2008 for professional services rendered for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a) are as follows:

2008: $0

(c) Tax Fees. The aggregate fees billed from the Trust’s fiscal period ended August 31, 2008 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

2008: $0

(d) All Other Fees. The aggregate fees billed from the Trust’s fiscal period ended August 31, 2008 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) are as follows:

2008: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(ii) The Registrant’s Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7) (A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Trust’s financial statements for the most recent fiscal period attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the Trust’s accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Trust (except for any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) that for the fiscal period ended August 31, 2008 are as follows:

2008: $0

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are Greg Barton, Toni Massaro and Victor Ugolyn.

Item 6. Schedule of Investments.

The schedules are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President

Date:	November 6, 2008

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer

Date:	November 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President

Date:	November 6, 2008

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer

Date:	November 6, 2008